Other Non-current Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Non-current Assets
Non-current portion of prepayments for long-term assets	¥ 863,796	¥ 2,486,326
Long-term deposits	1,196,193	1,092,550
Non-current portion of auto financing receivables	1,246,836	1,173,248
Non-current portion of right of use assets - finance lease	63,635	55,985
Others	262,063	128,809
Less: Allowance for credit losses	(59,386)	(53,357)
Total	¥ 3,573,137	¥ 4,883,561